DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Revenue
SCHEDULE OF DEFERRED REVENUE
	As of December 31,
	2022	2023
	RMB	RMB

Deferred merchandise revenue	18,106	6,063
Deferred marketplace revenue	2,596	3,144
Deferred other revenue	1,046	205
Total deferred revenue	21,748	9,412